Business Combination - Schedule of the purchase price allocation (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about business combination [line items]
Goodwill	₨ 246,989	$ 3,255	₨ 139,127	₨ 131,012
Capco And Its Subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Net assets	4,667
Fair value of Customer-related intangibles	24,273
Fair value of Marketing-related intangibles	8,083
Deferred tax liabilities on intangible assets	(9,383)
Total	27,640
Goodwill	81,890
Total purchase price	109,530
Cash and cash equivalents	4,278
Fair value of acquired trade receivables included in net assets	6,167
Gross contractual amount of acquired trade receivables	6,181
Less: Allowance for lifetime expected credit loss	(14)
Transaction costs included in general and administrative expenses	358
Ampion Holdings Pty Ltd and Subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Net assets	1,235
Fair value of Customer-related intangibles	1,748
Fair value of Marketing-related intangibles	460
Deferred tax liabilities on intangible assets	(663)
Total	2,780
Goodwill	6,322
Total purchase price	9,102
Cash and cash equivalents	855
Fair value of acquired trade receivables included in net assets	1,074
Gross contractual amount of acquired trade receivables	1,074
Less: Allowance for lifetime expected credit loss	0
Transaction costs included in general and administrative expenses	49
Edgile, LLC [Member]
Disclosure of detailed information about business combination [line items]
Net assets	1,306
Fair value of Customer-related intangibles	1,754
Fair value of Marketing-related intangibles	1,160
Deferred tax liabilities on intangible assets	0
Total	4,220
Goodwill	12,956
Total purchase price	17,176
Cash and cash equivalents	907
Fair value of acquired trade receivables included in net assets	819
Gross contractual amount of acquired trade receivables	819
Less: Allowance for lifetime expected credit loss	0
Transaction costs included in general and administrative expenses	152
LeanSwift Solutions Inc. and Subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Net assets	199
Fair value of Customer-related intangibles	59
Fair value of Marketing-related intangibles	111
Deferred tax liabilities on intangible assets	(48)
Total	321
Goodwill	1,285
Total purchase price	1,606
Cash and cash equivalents	139
Fair value of acquired trade receivables included in net assets	205
Gross contractual amount of acquired trade receivables	221
Less: Allowance for lifetime expected credit loss	(16)
Transaction costs included in general and administrative expenses	88
Convergence Acceleration Solutions, LLC [Member]
Disclosure of detailed information about business combination [line items]
Net assets	554
Fair value of Customer-related intangibles	1,614
Total	2,168
Goodwill	3,416
Total purchase price	5,584
Cash and cash equivalents	₨ 127